Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-4

Collection Period	10/01/18-10/31/18
Determination Date	11/9/2018
Distribution Date	11/15/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$266,979,421.90
2.	Collections allocable to Principal		$13,372,211.47
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$651,371.29
5.	Pool Balance on the close of the last day of the related Collection Period		$252,955,839.14
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		29,349
7.	Initial Pool Balance		$1,050,000,018.44
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$103,729,421.81	$89,705,839.05
	e. Class A-4 Note Balance	$90,270,000.00	$90,270,000.00
	f. Class B Note Balance	$19,430,000.00	$19,430,000.00
	g. Class C Note Balance	$22,050,000.00	$22,050,000.00
	h. Class D Note Balance	$26,250,000.00	$26,250,000.00
	i. Note Balance (sum a - h)	$261,729,421.81	$247,705,839.05
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.3172154	0.2743298
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.2492661	0.2359103
10.	Overcollateralization Target Amount		$5,250,000.09
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,250,000.09
12.	Weighted Average Coupon		7.45%
13.	Weighted Average Original Term	months	67.63
14.	Weighted Average Remaining Term	months	28.33
15.	1-Month LIBOR for the interest period ending 11/14/2018		2.27950%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2018		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,680,245.55
	b. Liquidation Proceeds allocable to Finance Charge		$168.77
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,680,414.32
18.	Principal:
	a. Collections allocable to Principal		$13,372,211.47
	b. Liquidation Proceeds allocable to Principal		$317,645.54
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$13,689,857.01
19.	Total Finance Charge and Principal Collections (17d + 18d)		$15,370,271.33
20.	Interest Income from Collection Account		$21,318.75
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$15,391,590.08

Available Funds
23.	Available Collections	$15,391,590.08
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$15,391,590.08
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$222,482.85
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$222,482.85
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$134,848.25
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$134,848.25
	m. Class A-4 Monthly Interest	$137,661.75
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$137,661.75
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$34,974.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$34,974.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$45,937.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$45,937.50
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$65,625.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$65,625.00

36.	Quaternary Principal Distributable Amount	$8,773,582.67
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$9,415,112.02
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,250,000.09
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,680,414.32
	b. Total Daily Deposits of Principal Collections	$13,689,857.01
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$21,318.75
	e. Total Deposits to Collection Account (sum a - d)	$15,391,590.08
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$222,482.85
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,442,629.26
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$726,477.97
	f. Total Withdrawals from Collection Account (sum a - e)	$15,391,590.08
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$134,848.25
	e. Class A-4 Interest Distribution	$137,661.75
	f. Class B Interest Distribution	$34,974.00
	g. Class C Interest Distribution	$45,937.50
	h. Class D Interest Distribution	$65,625.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$14,023,582.76
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$14,442,629.26
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$14,158,431.01
	e. Class A-4 Distribution	$137,661.75
	f. Class B Distribution	$34,974.00
	g. Class C Distribution	$45,937.50
	h. Class D Distribution	$65,625.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$14,442,629.26

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$726,477.97
	b. Reserve Account surplus (Ln 57)	$4,591.93
	c. Total Deposits to Certificate Payment Account (sum a - b)	$731,069.90
48.	Withdrawals
	a. Certificateholder Distribution	$731,069.90
	b. Total Withdrawals from Certificate Payment Account	$731,069.90
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,625,000.05	$2,625,000.05
	b. Note Balance	$247,705,839.05
50.	Required Reserve Account Amount	$2,625,000.05
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,625,000.05
52.	Investment Earnings	$4,591.93
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,629,591.98
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$4,591.93
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,625,000.05
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$222,482.85
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$14,442,629.26
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$726,477.97
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$4,591.93
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$14,158,431.01
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$137,661.75
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$34,974.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$45,937.50
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$65,625.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$731,069.90

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	833	$9,491,217.53
	b. 61 to 90 days past due	328	$3,898,579.58
	c. 91 to 120 days past due	101	$1,012,895.10
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,262	$14,402,692.21
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)		5.6938%

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	59	$651,371.29
77.	Recoveries	209	$317,814.31
78.	Net Losses (Ln 76 - Ln 77)		$333,556.98
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1249%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,832	$38,294,801.86
81.	Recoveries	2,404	$16,815,638.19
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$21,479,163.67
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		2.0456%
84.	Average Net Loss on Defaulted Receivables		$7,584.45

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,473,441,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer